INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment	$ 321,968	$ 8,061	$ 127,305
Allowance for doubtful accounts	137,096
Inventory		129,573	127,846
ROU Leases	249,862	(168,327)	(108,206)
Net Operating Loss Carryforward (federal)		274,831	318,614
Net Operating Loss Carryforward (state)		2,156	4,799
Inventory	(458,306)
ROU assets
Net deferred tax assets:	$ 250,620	$ 246,294	$ 470,358